JOHN HANCOCK VARIABLE INSURANCE TRUST Supplement dated June 30, 2011 to the Prospectus dated May 2, 2011
Bond Trust
Bond Trust
The table under “Examples” in “Annual Fund Operating Expenses” is amended and restated as follows:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
Bond Trust Series NAV	63	199	346	774